March 31, 2005

VIA EDGAR AND VIA HAND DELIVERY

Elaine Wolff, Special Counsel

Michael McTiernan, Attorney-Advisor

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	DiamondRock Hospitality Company

Registration Statement on Form S-11 Filed March 1, 2005

Registration No. 333-12305

Dear Ms. Wolff and Mr. McTiernan:

This letter is submitted on behalf of DiamondRock Hospitality Company (the “Company”) in response to comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Company’s Registration Statement on Form S-11 filed with the Commission on March 1, 2005 (the “Registration Statement”), as set forth in your letter, dated March 23, 2005 (the “Comment Letter”), to Mr. William McCarten, Chairman of the Board and Chief Executive Officer of the Company. The Company is concurrently filing Amendment No. 1 to the Registration Statement (“Amendment No. 1”), which includes changes to principally reflect responses to the Staff’s comments. The responses in this letter are based on representations made by the Company to Goodwin Procter LLP for the purpose of preparing this letter. The Company will separately deliver copies of Amendment No. 1, marked to show changes responsive to the Comment Letter, to members of the Staff specified in the Comment Letter.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Registration Statement and page references in the responses refer to Amendment No. 1.

General

1.

We note that you have disclosed that certain net proceeds will be used to repay existing indebtedness, purchase and renovate your acquisition properties and renovate your initial properties. Please note that if a significant amount of the net proceeds are not allocated to specific uses, your offering may constitute a “blind-pool program.” Accordingly, in such

Securities and Exchange Commission

event, you will be required to provide information substantially similar to the disclosures that would be required under Industry Guide 5, including, among other things, cover page risk factor disclosure, tabular use of proceeds disclosure and prior performance information. See Securities Act Release 33-6900.

Response: In response to the Staff’s comments, the Company hereby confirms its understanding that if a significant amount of the net proceeds of the Company’s offering are not allocated to specific uses, the Company’s offering may constitute a “blind-pool” program. As discussed with the Staff, the Company believes that a significant portion of the net proceeds will be allocated to specific uses and will provide such disclosure in a subsequent pre-effective amendment to the Registration Statement. In support of its belief, the Company advises the Staff that subsequent to the initial filing of the Registration Statement, it has placed five hotel properties under non-binding letters of intent with an aggregate acquisition cost of approximately $377 million. The Company expects to place a significant portion of such properties under contract so as to become probable acquisitions which will be reflected in subsequent pre-effective amendments to the Registration Statement. The Company has revised the Registration Statement to disclose the aggregate acquisition cost of the properties currently under letters of intent on pages 24 and 82 of Amendment No. 1.

2.	Supplementally, please provide us with any pictures, graphics or artwork that will be used in the prospectus.

Response: In response to the Staff’s comment, the Company hereby advises the Staff that it is in the process of selecting the pictures, graphics and/or artwork that will be used in the prospectus. Once these materials are selected, the Company will supplementally provide these materials to the Staff.

3.	Throughout the prospectus you reference and rely on certain demographic and market data. If the demographic and market data upon which you rely has been widely disseminated in non-subscription publications or publications of general circulation like newspapers and magazine, please provide us with copies of the relevant portions of the publications that include the information consistent with the statements in the prospectus. These materials should be appropriately marked and dated and should refer to the page number on which they are cited. Alternatively, if such information is only available to customers or subscribers of the provider, please file a consent from the provider for the use of its name and the information attributed to it and name the provider as an expert in the prospectus.

Response: In response to the Staff’s comments, the Company has filed the consent of Smith Travel Research (“STR”) as Exhibit 99.1. However, the Company respectfully submits that it does not consider Smith Travel Research to be a “named expert” of the type referred to in Section 7(a) of the Securities Act of 1933, as amended (the “Securities Act”) nor to be an “expert” within the meaning of Section 11(b) of the Securities Act or Rule 436. Promptly after the date hereof, the Company will supplementally provide to the Staff copies of the relevant portions of the STR materials that include the data referenced in the Registration Statement.

Securities and Exchange Commission

Prospectus Cover Page

4.	We note the disclosure regarding your intention to apply to list the shares on the NYSE. Please refer to the note to Item 202 of Regulation S-K and advise or revise.

Response: In response to the Staff’s comments, the Company hereby advises the Staff that it has received a letter from the NYSE stating that, based upon the NYSE’s review of the Company’s eligibility materials, the NYSE’s Listing and Compliance Committee has cleared the Company to file an Original Listing Application. Based upon a review of the eligibility criteria for listing on the NYSE and the clearance to file an Original Listing Application from the NYSE’s Listing and Compliance Committee, the Company believes that it has reasonable assurance that the common stock being offered by the Company will be acceptable to the NYSE for listing. The Company will file a draft Original Listing Application with the NYSE promptly after the filing of Amendment No. 1. Upon clearance of the draft Original Listing Application by the NYSE and prior to the printing of the preliminary prospectus, the Company will revise the referenced text to read as follows: “Our common stock has been approved for listing on the New York Stock Exchange, subject to official notice of issuance, under the Symbol ‘DRH’.”

Prospectus Summary, page 1

5.	We note your statement in the italicized introductory paragraph that “References to “upper upscale,” “upscale,” “full service” and “limited service” are to hotels classified in those categories by Smith Travel Research, Inc.” Please revise the forepart of the summary, in the non-italicized portion, to describe the criteria used to classify hotels in such categories.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 10 of Amendment No. 1.

6.	Please revise the third paragraph to balance your disclosure regarding your sourcing relationship with Marriott with disclosure that other than precluding an agreement with another party to receive investment sourcing information, you have not entered into a binding agreement or commitment setting forth the terms of this sourcing relationship and such relationship may be modified or terminated at any time by either party.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 1 of Amendment No. 1.

Our Competitive Strengths, page 1

7.	Please revise here and on page 61 to disaggregate the years of experience of management.

Response: In response to the Staff’s comments, the Company has deleted the reference to the aggregate years of experience of management and has revised the disclosure on pages 2 and 63 of Amendment No. 1.

Securities and Exchange Commission

8.	Please provide supplemental support for your statement that Marriott has provided you more than $1.9 billion of off-market acquisition opportunities.

Response: In response to the Staff’s comments, the Company is hereby providing the Staff, under separate cover, with materials supporting the Company’s statement that Marriott has provided the Company with more than $1.9 billion of off-market acquisition opportunities. These materials are being provided to the Staff on a confidential basis pursuant to Rule 418 under the Securities Act. In accordance with such rule, the Company hereby requests that these materials be returned promptly following completion of the Staff’s review of Amendment No. 1. By separate letter, the Company has requested confidential treatment of these materials pursuant to the provisions of 17 C.F.R. Section 200.83.

9.	Please relocate the summary risk factors so that they appear immediately after the discussion of your competitive strengths.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to relocate the summary risk factors so that they appear immediately after the discussion of the Company’s competitive strengths.

Our Acquisition Properties, page 7

10.	As acquisitions become probable, include their financial statements as required by Rule 3-05 of Regulation S-X and expand the pro forma financial statements to include their effects.

Response: In response to the Staff’s comments, the Company will include, upon acquisitions becoming probable, the financial statements relating to such probable acquisitions and expand the pro forma financial statements to include their effects.

Risk Factors, page 7

11.	Please conform the summary risk factors to changes made in response to our comments to the Risk Factor section.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to conform the summary risk factors to the changes made in response to the Staff’s comments to the Risk Factor section.

Securities and Exchange Commission

Restrictions on Ownership of Our Stock, page 11

12.	The definition of “person” in your charter appears to be more restrictive than the requirements of the 5-50 rule as provided in the Code. Consequently, please revise your disclosure that your charter limitations are “due to” the limitations imposed by the Code.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 11 of Amendment No. 1 to clarify that the Company’s charter limitations are not “due to” the limitations imposed by the Code.

Risk Factors, page 18

13.	We note your statement in the introductory paragraph that “additional risks not identified below may materially and adversely affect our business.” Please revise your disclosure to omit the reference to additional risks that are not described in the prospectus. You must disclose all known material risks.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to omit the referenced disclosure.

14.	Some of your risk factors fail to specifically state the risk created by the referenced facts and circumstances. For example:

•	We cannot assure you that we will qualify, or remain qualified, as a REIT, page 18;

•	We place significant reliance on technology, page 28; and

•	Plans should consider ERISA risks of investing in our common stock, page 33.

Please review and revise each of your risk factors to state the specific risk that will result from the facts you describe.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to specifically state the risk for the referenced risk factors.

15.	We note your statement on page 41 that you may retain accumulated earnings of your TRS lessees in those subsidiaries. Please revise to provide disclosure regarding the risk that your decision to retain accumulated earnings in the TRS subsidiaries will cause those amounts to be excluded from the 90% of REIT taxable income that is required to be distributed to shareholders. Additionally, please make conforming disclosure on page 41.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to modify the risk factor under the heading “Our failure to qualify as a REIT under the federal tax laws will result in adverse tax consequences—Failure to make required distributions would subject us to tax” on page 31 of Amendment No. 1 to provide the referenced disclosure. The Company has also made conforming revisions on page 42 of Amendment No. 1.

Securities and Exchange Commission

We were formed in May 2004 and commenced operations in July 2004 and have a limited operating history. Our management has no prior experience operating a REIT and limited experience operating a public company and therefore may have difficulty in successfully and profitably operating our business, page 18.

16.	This risk factor discusses multiple risks and should be separated into distinct risks presented under separate captions. Your lack of an operating history makes it difficult for an investor to evaluate your historical performance. Management’s lack of experience operating a REIT and a public company creates risks regarding your ability to execute your business plan.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement by separating the referenced risk factors on page 17 to provide the referenced disclosure under separate captions in Amendment No. 1.

Marriott may encourage us to enter into transactions or hotel management agreements that are not in our best interests, page 20.

17.	Please expand your discussion of this risk to explain why you might agree to enter into transactions or agreements that are not in your best interest.

Response: In response to the Staff’s comment, the Company has revised the Registration Statement to clarify this risk factor on page 19 of Amendment No. 1.

Our results of operations are highly dependent on the management of our hotel properties by third-party hotel management companies, page 21

18.	Please revise to disclose that the management agreements are generally non-terminable.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 20 of Amendment No. 1.

19.	We note your statement that in the event you need to replace any of your management companies, you may be required by the terms of the management agreements to pay substantial termination fees. Please tell us where you have included disclosure that quantifies the substantial termination fees or revise to include it.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 20 of Amendment No. 1 to clarify its disclosure with respect to its hotel management agreements by deleting any reference to termination fees because the Company’s hotel management agreements do not contain termination fee provisions.

We will be subject to certain contractual obligations and covenants that may affect the value of our properties, page 21

Securities and Exchange Commission

20.	Please revise to include each of the three risks discussed under separately captioned risk factor headings.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement by separating the referenced risk factor into three separately captioned risk factors on pages 20-21 of Amendment No. 1.

Future debt service obligations could adversely affect our operating results, may require us to liquidate our properties, may jeopardize our tax status as a REIT and limit our ability to make distributions to our stockholders, page 23

21.	Please revise to quantify your outstanding debt and the percentage of your aggregate property investment and repositioning costs that this represents assuming the application of the net proceeds from this offering to repay outstanding mortgage debt and the acquisition of the hotel properties under contract.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 22 of Amendment No. 1. The Company will provide the specific figures in a subsequent pre-effective amendment to the Registration Statement.

We currently are negotiating with a number of financial institutions to obtain a secured revolving line of credit that may contain financial covenants that could limit our operations and our ability to make distributions to our stockholders, page 23.

22.	We note your statement that you are currently negotiating with a number of financial institutions to obtain a secured line of credit. Please supplementally tell us the status of any negotiations.

Response: In response to the Staff’s comments, the Company hereby informs the Staff that the Company remains in negotiations with various financial institutions with respect to the revolving credit facility. The material terms of the revolving credit facility have not yet been determined. The Company will disclose in a subsequent pre-effective amendment to the Registration Statement, upon execution of a commitment letter or term sheet, the material terms of a pending credit facility.

Provisions of our charter may limit the ability of a third party to acquire control of our company, page 33.

23.	Please include in your discussion references to the ability of your board of directors to amend the charter to increase your authorized share amount and the advance notice provisions of your bylaws.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure in the Risk Factor section under the heading “Provisions of our charter may limit the ability of a third party to acquire control of our company” on page 33 of Amendment No. 1 and also added a new risk factor under the heading

Securities and Exchange Commission

“Certain advance notice provisions of our bylaws may limit the ability of a third party to acquire control of our company” on page 33 of Amendment No. 1.

Use of Proceeds, page 40

24.	Please modify your disclosure to identify each business to be acquired from the proceeds of this offering. In addition, to the extent you require additional funds through mortgage debt or other borrowings to complete these acquisitions, state the amount and sources of such funds for each of the acquisitions. Refer to Item 504 of Regulation S-K.

Response: In response to the Staff’s comments, the Company hereby informs the Staff that it currently has five properties, with an aggregate acquisition cost of $377 million, under non-binding letters of intent. At this time, the Company does not consider these acquisitions probable. Once these acquisitions become probable, the Company will identify each business to be acquired from the net proceeds of this offering and state the amount and sources of such funds for each of the acquisitions (to the extent the Company requires additional funds to complete these acquisitions) in a subsequent pre-effective amendment to the Registration Statement.

25.	Please revise the disclosure to clarify when the net proceeds will be used to repay indebtedness as described. For example, it may not be clear to an investor whether the “prepayable without penalty” dates referenced are the dates on which the operating partnership intends to repay the debt or the dates when it may repay the debt without penalty.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to clarify the referenced disclosure on page 40 of Amendment No 1.

26.	The maturity dates cited for The Lodge at Sonoma and Courtyard Manhattan indebtedness are inconsistent with the table on page 53.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 40 of Amendment No. 1 so that the referenced maturity dates are consistent with the table on page 53.

27.	With respect to the net proceeds to be used for renovations of your acquisition properties and initial properties, please identify the amounts that have already been contributed to escrow accounts for these purposes.

Response: In response to the Staff’s comments, the Company hereby informs the Staff that with respect to the net proceeds to be used for renovations of the Company’s acquisition properties, the Company has not contributed any amounts for such renovations into escrow accounts.

Dividend Policy and Distributions, page 41

28.	Please disclose whether or not you have declared or paid any dividends. Refer to Item 201 of Regulation S-K.

Securities and Exchange Commission

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 41 of Amendment No. 1. In addition, the Company has added disclosure on page 41 of Amendment No. 1 regarding the proposed payment of dividends to its stockholders beginning in the third quarter of 2005. In addition, the Company has included in Amendment No. 1 a table that sets forth calculations relating to intended initial distributions based on the Company’s pro forma financial data, including cash available for distributions.

29.	Please disclose that you expect to generally distribute all non-REIT earnings during 2005 in addition to satisfying the REIT distribution requirements and that in your first taxable year ended December 31, 2004, you had approximately $2.3 million of non-REIT earnings and profits.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 41 of Amendment No. 1.

30.	Please revise to state that your cash available for distributions may be less than 90% of your REIT taxable income, which could require you to sell assets or borrow funds in order to make distributions.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 42 of Amendment No. 1.

31.	We note your disclosure that your ability to make distributions to your stockholders will depend, in part, upon your receipt of distributions from your operating partnership, which will depend upon receipt of lease payments from TRS. Please revise your disclosure to indicate whether or not there are any restrictions on the ability of your TRS to make distributions to you.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 41 of Amendment No. 1 to indicate that there are no restrictions on the ability of the Company’s TRS to make distributions to the Company.

Capitalization, page 42

32.	Please clarify whether the adjustments will include any debt incurred with respect to the probable acquisitions.

Response: In response to the Staff’s comments, the Company advises the Staff that the pro forma adjustments will include in a subsequent pre-effective amendment to the Registration Statement any debt incurred with respect to probable acquisitions.

Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 48

Securities and Exchange Commission

Overview, page 48

33.	The “Management’s Discussion and Analysis of Financial Condition and Results of Operations” section should present an analysis of the company’s business as seen through the eyes of management, including known trends, demands and commitments that may impact future financial condition or operating performance. Please expand your introductory disclosure to provide an analysis of these issues and other items which management believes may have a material impact on your future financial condition or operating performance. For example, please consider discussing industry-wide factors used by management, insight into material opportunities, challenges and risks over both the short and long-term, competitive conditions and any other material trends. For additional guidance, refer to Item 303 of Regulation S-K and Commission Release No. 33-8350 (Dec. 19, 2003)

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on pages 50-51 of Amendment No. 1.

Results of Operations, page 50

34.	We note from your disclosure on page 51 that “hotel operating expenses during the period include $8,371,609 of non-cash ground rent expense”. Please advise us where this is included in your statement of operations on page F-13. If you are referring to your pro forma statements of operations for the year ended December 31, 2004, please revise your disclosure to clarify.

Response: The Company notes that the $8,371,609 consists of $7,180,412 of non-cash ground rent expense and $1,191,197 of annual contractual ground rent. Accordingly, the adjustment included in hotel operating expenses on page 51 represents the pro forma ground rent expense for the year ended December 31, 2004. The disclosure on page 53 of Amendment No. 1 has been revised to reflect this clarification.

Liquidity and Capital Resources, page 52

35.	Please modify your disclosure to include the amounts or ranges involved in connection with your anticipated secured revolving credit facility.

Response: In response to the Staff’s comments, the Company hereby informs the Staff that the Company remains in negotiations with various financial institutions with respect to the revolving credit facility. The material terms of the revolving credit facility have not yet been determined. The Company will disclose in a subsequent pre-effective amendment to the Registration Statement, upon execution of a commitment letter or term sheet, the material terms of a pending credit facility.

36.	Upon execution of a commitment letter or term sheet with respect to your pending credit facility, please disclose the material covenants.

Securities and Exchange Commission

Response: In response to the Staff’s comments, the Company will disclose in a subsequent pre-effective amendment to the Registration Statement, upon execution of a commitment letter or term sheet, the material covenants under a pending credit facility.

Outstanding Debt, page 53

37.	We note your disclosure regarding the prepayment penalties on the Bethesda Marriott debt. Please provide similar disclosure for the Salt Lake City Marriott and Marriott Griffin Gate debt.

Response: In response to the Staff’s comments, the Company has revised the footnotes of the tables on pages 55-56 and 81 of Amendment No. 1 to provide the referenced disclosure.

Hotel Industry, page 57

38.	Please supplementally advise us why you have not provided industry data specific to the chain segments you intend to target.

Response: In response to the Staff’s comments, the Company informs the Staff that it has requested from STR industry data specific to the upper upscale and upscale chain segments. Upon receipt of this data, the Company will evaluate such data and determine whether it should be included in a subsequent pre-effective amendment to the Registration Statement. If the Company determines that inclusion of such data would not contribute to an investor’s understanding of the hotel industry and/or an investor’s understanding of the Company’s investment strategies and objectives, the Company will supplementally advise the Staff of its determination and the specific reasons for such determination.

Our Business, page 61

39.	Please provide disclosure regarding the composition of the different hotel chain segments.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 67 of Amendment No. 1.

40.	Please define “key money.” Please include disclosure on the circumstances, if any, under which you would have to reimburse key money payments. Please provide similar disclosure regarding monetary “contributions” by Marriott for furniture or other items.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 64 of Amendment No. 1.

41.	Please provide the disclosure regarding promoters required by Item 11 of Form S-11, including the names of the promoters and the positions and offices with the registrant now held or intended to be held by each such promoter.

Securities and Exchange Commission

Response: In response to the Staff’s comments, the Company respectfully informs the Staff that no promoters were involved with the organization of the Company.

Our Competitive Strengths, page 61

42.	In your discussion of the off-market opportunities provided by Marriott and Marriott’s facilitation of the acquisition of four of your initial seven properties, please disclose the number of properties purchased directly from Marriott.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 64 of Amendment No. 1.

43.	Please revise to further explain how you calculated the RevPAR premium indices. Please disclose a representative sample of the hotels in the competitive set.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to explain the calculation of the RevPAR premium indices on page 65 of Amendment No. 1. The Company hereby informs the Staff that it will supplementally provide the Staff, promptly after the date hereof, with a chart of the competitive set for each of its hotels.

44.	In the discussion of your “proven acquisition capability,” please disclose the source of the investment opportunity and the type of seller in each of your seven property acquisitions.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 66 of Amendment No. 1.

Insurance, page 66

45.	Please disclose whether you maintain terrorism insurance.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 69 of Amendment No. 1, and as applicable, throughout Amendment No. 1 to disclose that the Company maintains terrorism insurance.

Our Properties, page 67

46.	Please modify your summary table on page 67 and 68 to include the effective dates you acquired each of these properties.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on pages 70 and 71 of Amendment No. 1.

47.	We note your reference to net operating income for Torrance Marriott and Courtyard Manhattan/Fifth Avenue. Please remove any reference to net operating income since this is a non-GAAP measure that is not reconcilable to a GAAP measure.

Securities and Exchange Commission

Response: In response to the Staff’s comments, the Company has deleted all references to net operating income in Amendment No. 1.

48.	We note that you assumed ground leases associated with your acquisition of Salt Lake City Marriott Downtown, Marriott Griffin Gate Resort, Bethesda Marriott Suites and Courtyard Manhattan/Fifth Avenue. Since this represents a material obligation to you, please expand your disclosure to include the relevant terms of your lease agreements, including details on any favorable buy-out options, and future maturities of your lease obligation with respect to each property.

Response: In response to the comments, the Company has revised the Registration Statement to provide the referenced disclosure on pages 74, 75 and 91 of Amendment No. 1.

49.	Please describe the competitive conditions for each of your properties. We note you have listed the competitor hotels. Refer to Item 14(e) of Form S-11.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on pages 72, 74, 75, 77, 78, 79 and 80 of Amendment No. 1.

50.	Please provide the information required by Item 15(h) of Form S-11 with respect to your individually significant properties.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 82 of Amendment No. 1.

51.	Please provide supplemental support for your statement regarding hotel room supply growth in Los Angeles.

Response: In response to the Staff’s comments, the Company is supplementally providing in Annex C support for its statement regarding hotel room supply growth in Los Angeles.

52.	Please clarify your statement that Marriott key money assisted your bid to purchase the Torrance Marriott and Salt Lake City Marriott from Host Marriott. It may not be clear to an investor how payments by Marriott improved your bid to purchase hotels from Marriott.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 73 of Amendment No. 1.

53.	Please disclose the purpose for the renovation program at the Marriott Griffin Gate.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 76 of Amendment No. 1.

Securities and Exchange Commission

Mortgage Debt, page 78

54.	Please conform this table to changes made to the table on page 53.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to conform the mortgage debt table on page 81 of Amendment No. 1 to changes made to the table on page 55 of Amendment No. 1.

Our Acquisition Properties, page 79

55.	In addition to the information proposed to be included in the tables, please provide the additional information required by Item 14 and 15 of Form S-11 with respect to your probable acquisitions.

Response: In response to the Staff’s comments, the Company hereby informs the Staff that it currently has five properties, with an aggregate acquisition cost of $377 million, under non-binding letters of intent. The Company has included this disclosure on pages 24 and 82 of Amendment No. 1. At this time, the Company does not consider these acquisitions probable. Once these acquisitions become probable, the Company will include the disclosure required by Items 14 and 15 of Form S-11 in a subsequent pre-effective amendment to the Registration Statement.

Our Principal Agreements, page 80

Our Ground Lease Agreements, page 88

56.	Please describe the annual rent obligations for each of the ground leases.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to include a chart on page 91 of Amendment No. 1 to provide the referenced disclosure.

Management, page 89

57.	Please provide the most recent five years of business experience for Messrs. Grafton and Ray and Ms. McAvey. Refer to Item 401(e) of Regulation S-K.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 93 of Amendment No. 1 to modify Ms. McAvey’s biography to indicate her work experience for the most recent five years. The Company respectfully notes that both Mr. Grafton and Mr. Ray have been retired since the year 2000. Their business experience in the last five years consists primarily of service on various boards of directors. Other than noting that Mr. Grafton is a retired accountant, the Company respectfully submits that the disclosure is sufficient considering Mr. Grafton and Mr. Ray’s retirement status during the past five years.

Securities and Exchange Commission

Liability, Exculpation and indemnification, page 98

58.	Please disclose the director and officer insurance maintained on behalf of your directors and officers.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 102 of Amendment No. 1. The Company supplementally informs the Staff that it expects to enter into an indemnification agreement with each of its directors and executive officers and will disclose the terms of such indemnification agreement in this section in a subsequent pre-effective amendment to the Registration Statement.

Certain Relationships and Related Transactions, page 100

59.	Please disclose, if applicable, the information required by Instruction 5 to Item 404(a) of Regulation S-K with respect to the properties acquired from Marriott.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 103 of Amendment No. 1.

60.	Please revise to disclose the cost to Marriott of the 3 million shares issued in July 2004 and the value of the shares based on the midpoint of the range.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 103 of Amendment No. 1 to the Registration Statement.

61.	Please revise to include disclosure of your principal agreements here rather than cross-referencing them to another section.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on pages 104-105 of Amendment No. 1 to the Registration Statement.

62.	Please revise to disclose the purpose for the space you lease from Marriott.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 105 of Amendment No. 1 to the Registration Statement.

63.	Please revise to disclose the nature of the potential conflicts referenced in the section on your agreements with your senior executive officers and certain directors.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 105 of the Registration Statement.

Securities and Exchange Commission

Institutional Trading of our Common Stock, page 106

64.	Please disclose the number of holders of your shares. Refer to Item 201 of Regulation S-K.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 110 of Amendment No. 1.

Selling Stockholders, page 108

65.	We note you have not identified your selling stockholders. With regard to any selling stockholders who are non-natural persons, please identify all selling shareholders who are registered broker-dealers or affiliates of broker-dealers. Additionally, tell us if the broker-dealer received the securities as underwriting compensation. Please note that a registration statement registering the resale of shares being offered by broker-dealers must identify the broker-dealers as underwriters if the shares were not issued as underwriting compensation.

Response: In response to the Staff’s comments, the Company will identify all selling shareholders who are registered broker-dealers or affiliates of broker-dealers in a subsequent pre-effective amendment to the Registration Statement. The Company duly notes that a registration statement registering the resale of shares being offered by broker-dealers must identify the broker-dealers as underwriters if the shares were not issued as underwriting compensation.

66.	Please describe how the selling stockholders acquired their securities.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 113 of Amendment No. 1.

Lock-up Agreements

67.	Please disclose the terms of Mr. Mahoney’s lock-up agreement.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 116 of Amendment No. 1.

68.	Please provide additional disclosure regarding the parties to the lock-up agreements and the ability of the provisions to be waived.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page 116 of Amendment No. 1.

Description of Capital Stock and Certain Material Provisions of Maryland Law, Our Charter and Bylaws, page 112

69.	We note that you state that all shares offered by this prospectus will be duly authorized, fully paid and nonassessable. Since this is a legal conclusion, you do not appear qualified to render such opinion. If based on an opinion of counsel, please revise to so state.

Securities and Exchange Commission

Response: In response to the Staff’s comments, the Company has revised the Registration Statement on page 117 of Amendment No. 1 to state that the Company’s conclusion that the shares offered by the prospectus will be duly authorized, fully paid and nonassessable is based on an opinion of Goodwin Procter LLP, the Company’s counsel.

Certain Provisions of Maryland Law and of Our Charter and Bylaws, page 115

70.	Please summarize the advanced notice procedures of your bylaws.

Response: In response to the Staff’s comments, the Company respectfully submits that the advance notice provisions of the Company’s bylaws are summarized on pages 117-118 of the Registration Statement.

Underwriting,	page 140

71.	Please clarify whether the total expenses paid by you in the offering include the amounts reimbursed to the underwriters.

Response: In response to the Staff’s comments, the Company has revised the disclosure on page 147 of Amendment No. 1.

72.	We note that the underwriter has reserved shares for sale directly to your directors, employees and other persons. Supplementally, describe the mechanics of how and when these shares are offered and sold to investors in this directed share program. For example, tell us how you will determine the prospective recipients and number of reserved shares. Tell us how and when you and the underwriters notified the directed share investors, including the types of communication used. Disclose whether the underwriters or the company are using electronic communications or procedures, such as e-mail. Provide us with any materials given to potential purchasers.

Discuss the procedures these investors must follow in order to purchase the offered securities, including how and when the underwriter or the company receives communications or funds. In this regard describe the process for confirmation and settlement of sales to directed share purchasers. Axe directed share purchasers required to establish accounts before the effective time, and if so, what if any funds are put in newly established brokerage accounts before the effective date? What relationship, if any, do any funds deposited into new accounts have to the expected price for the shares being allocated to the directed share purchaser? How do the procedures for the directed share program differ from the procedures for the general offering to the public?

Response: In response to the Staff’s comments, the Company will provide the Staff with the requested information upon filing a subsequent pre-effective amendment to the Registration Statement after the Company determines the specific mechanics.

73.	When known, please revise to identify the members of the underwriting syndicate that will engage in electronic distributions. Supplementally, please confirm that those underwriters

Securities and Exchange Commission

have cleared their online offering procedures with the staff. If not, please provide a more detailed description of their online offering procedures, including screen shots and drafts of any communications those underwriters propose to use in the electronic distribution.

Response: In response to the Staff’s comments, the Company will provide the Staff with the requested information upon filing a subsequent pre-effective amendment to the Registration Statement after the Company determines the specific mechanics.

74.	Please include a description of the prior relationship between you and the underwriter. Refer to Item 508(a) of Regulation S-K. In addition, please describe any rights to nominate or designate members of the board of directors. Refer to Item 508(f) of Regulation S-K. We note that one of your directors is affiliated with the underwriter.

Response: In response to the Staff’s comments, the Company has revised the disclosure on page 150 of Amendment No. 1. The Company further advises the Staff that no entity has any special rights to nominate or designate members of the Company’s board of directors. The board member of the Company that also sits on the board of directors of Friedman, Billings, Ramsey & Group, Inc., the parent company of Friedman, Billings, Ramsey & Co., Inc. (“FBR”), was chosen by the Company independently and with no input from FBR.

Financial Statements

Unaudited Pro Forma Consolidated Balance Sheets, pages F-5 – F-6

75.	Please revise the pro forma financial statements to present separate columns for each of your probable acquisitions referred to on page 79, if any, and label each column according to the property acquired, or provide detailed, transparent disclosure for each probable acquisition (e.g., in a combining table) in the applicable note that then ties to the aggregated adjustment in the financial statements. Your pro forma adjustments should include your calculation, including any non-cash portion, and allocation of the purchase price and the effects of additional financing necessary to complete the acquisition.

Response: In response to the Staff’s comments, the Company will provide the referenced disclosure in a subsequent pre-effective amendment to the Registration Statement with respect to any probable acquisitions.

Note A, page F-6

76.	Please advise us whether the deferred incentive management fees referred to on page F-43 were assumed in connection with this acquisition.

Response: In response to the Staff’s comments, the Company hereby advises the Staff that no deferred incentive management fees were assumed by the Company in connection with the acquisition of the Torrance Marriott.

Securities and Exchange Commission

Unaudited Pro Forma Consolidated Statement of Operations, pages F-7 – F-10

Note D, page F-9

77.	Please modify your disclosure to include the effective dates of each of your acquisitions.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page F-9 of Amendment No. 1.

Note E, page F-9

78.	Please disclose the amortization periods and method used in estimating the additional depreciation and amortization expense.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page F-9 of Amendment No. 1.

Note F, page F-9

79.	The pro forma adjustment to corporate expenses should represent management’s best estimate of what corporate costs would have been had the acquisitions and the offering occurred as of the beginning of the year presented. The information should clarify that it is forward looking and material assumptions should be explained in the note. The limitations of the pro forma information should be explained. The penultimate paragraph on page F-9 should be similarly revised.

Response: In response to the Staff’s comments, and as required under Rule 11 of Regulation S-X, the pro forma adjustment to corporate expenses has been adjusted to reflect management’s best estimate of the factually supportable corporate costs assuming that the acquisitions and the offering occurred as of the beginning of the year. Although the Company’s actual corporate expenses may exceed this amount, the Company has excluded pro forma adjustments for items which are not currently factually supportable, including terminated transaction costs, office supplies and contingency. The Company has also excluded a $4.4 million charge relating to share grants that will be awarded to the executive officers at the completion of the offering due to the one time impact of these awards. The Company has revised the disclosure of the limitations of the pro forma adjustment to corporate expenses in “Management’s Discussion and Analysis of Financial Condition and Results of Operations” on page 53 and Note F on page F-9 as follows, with the necessary changes:

The pro forma 2004 corporate expenses excludes adjustment for costs which are not permitted under the pro forma rules, but which may be incurred subsequent to completion of our initial public offering. Our budgeted 2005 corporate expenses are approximately $13.1 million, which is comprised of approximately $6.3 million of cash corporate expenses and approximately $6.9 million of restricted stock expense. The $6.9 million of restricted stock expense includes a $4.4 million charge relating to share grants that will be awarded to our executive officers in connection with this offering.

Securities and Exchange Commission

Note H, page F-9

80.	Please advise us of, and disclose, if you are using current interest rates, or interest rates for which you have a commitment. If actual interest rates in the transaction can vary from those depicted, disclose the effect on income of a 1/8 percent variance in interest rates. Also, please advise us, and disclose, if management has determined that the interest rate used is reasonable.

Response: The Company hereby advises the Staff that the Company is using the actual interest rates for the fixed rate mortgage debt on the Courtyard Manhattan/Midtown East, Marriott Salt Lake City Downtown, Marriott Griffin Gate Resort and Bethesda Marriott Suites. The Company is using estimated annual interest rates for the variable rate mortgage debt on the Lodge at Sonoma, a Renaissance Resort & Spa, the Courtyard Manhattan/Fifth Avenue and the Torrance Marriott of 4.9%, 5.75% and 5.0%, respectively. The actual interest rates on the variable rate mortgage debt on the Lodge at Sonoma, a Renaissance Resort & Spa, the Courtyard Manhattan/Fifth Avenue and the Torrance Marriott as of December 31, 2004, December 31, 2004 and January 5, 2005 (acquisition date) were 4.74%, 5.04% and 4.94%, respectively. The Company has amended Note H on page
F-10 to disclose the $108,750 annual effect on income of a  1/8 percent variance in interest rates. The Company has also revised Note H on page F-10 to disclose that the Company’s management has determined that the interest rates used in calculating the pro forma adjustments are reasonable.

Note J, page F-10

81.	Please exclude from the calculation of earnings per share, common shares whose proceeds will be used for general corporate purposes (i.e. working capital).

Response: As discussed with the Staff, and as set forth in greater detail in response to the Staff’s first comment, the Company believes that a significant portion of the net proceeds will be allocated to specific uses and will provide such disclosure in a subsequent pre-effective amendment to the Registration Statement. The Company therefore expects that an immaterial amount of the proceeds from the sale of common shares will be used for general corporate purposes.

DiamondRock Hospitality Company

Financial Statement and Notes, pages F-11 – F-29

Note 6, Income Taxes, pages F-21 – F-22

82.	We note that you plan to record an expense to write-off your deferred tax asset upon REIT status election during the first quarter of 2005. We also note that you purchased the Sonoma hotel from Marriott for 60% of the original construction cost. Clarify to us if the price you paid for this property differed from fair value. If so, tell us what other elements were included in the transfer and how you accounted for them. In addition, please advise us of, and disclose, the amount you plan to record as a deferred tax liability associated with the built-in gain on your properties, if any.

Securities and Exchange Commission

Response: The Company has acquired each of its initial hotels at current market value calculated based on a multiple of projected hotel earnings. The Company notes that it acquired the Lodge at Sonoma, a Renaissance Resort & Spa at approximately 60% of the original construction cost. Based on the projected future hotel earnings, the Company’s purchase price of the Lodge at Sonoma, a Renaissance Resort & Spa, reflected the fair value of the hotel on the acquisition date. The Staff should note that Marriott International, Inc. acquired the hotel in 2003 and that Marriott’s cost basis at the Company’s acquisition date was $31.8 million.

Because the Company will elect to be treated as a real estate investment trust effective January 1, 2005, it will become subject to a tax that would be imposed on any “built-in gains” recognized by the Company on the disposition of any assets held by it within 10 years from that effective date. Built-in gain is defined as the excess of the aggregate fair market value of the corporation’s assets held on January 1, 2005 over their aggregate tax bases (that is, the net unrealized gain). However, the Company does not expect to dispose of any assets with a built-in gain in a taxable manner within the 10-year period. Accordingly, the Company will reverse the deferred tax liability associated with such assets as of January 1, 2005.

Note 10, Acquisitions, pages F-27 – F-28

83.	Please modify your disclosure to include the periods, covered by ground leases with respect to each of your properties, as applicable.

Response: The Registration Statement has been revised to reflect the Staff’s comment.

84.	We note on page 73 that your ground lease runs through 2033, with extensions, and contains a favorable buyout right beginning at the end of the current renewal term in 2008 and on any renewal date thereafter. Please advise us how you considered this favorable buyout right in your assessment of paragraph 7(b) of SFAS 13.

Response: The Company notes the Staff’s comment. The Company disclosed that the buyout right constituted a favorable right due to certain non-economic factors relating to the complex nature of complying with certain renewal notifications under the ground lease. In response to the Staff’s comment, the Company will amend the description of the buyout option on page      of the Registration Statement to delete the description of the buyout option as favorable.

The Company has the option to purchase the land parcel, consisting of 54.5 acres underlying portions of the Marriott Griffin Gate Resort golf course, for $27,500 per acre, which is equal to $1,498,750. The contractual annual ground rent in 2013 will be $99,828. The purchase option will represent a multiple of fifteen times 2013 ground rent. In addition, the purchase option represents 3.1% of the purchase price of the hotel, including the underlying land. The Company believes that the buyout option represents the fair value of the land relative to the Company’s total acquisition cost paid in December 2004. Accordingly, the Company does not believe that the buyout right constitutes a bargain purchase option, as defined in paragraph 5(d) of SFAS 13.

Securities and Exchange Commission

Schedule III - Real Estate and Accumulated Depreciation, page F-29

85.	Please advise us of the principal differences in amounts reported here compared to amounts reported in your balance sheet and in Note 3 on page F-19.

Response: In response to the Staff’s comments, the Company advises the Staff that there are no principal differences between the amounts reported on Schedule III, Real Estate and Accumulated Depreciation, and the amounts reflected on the Company’s consolidated balance sheet and note three to the financial statements. Furniture, fixtures and equipment, while included on the balance sheet, is not required to be included on the schedule.

Courtyard by Marriott Midtown East

Financial Statements and Notes, pages F-30 – F-36

86.	We note that your audited financial statements exclude certain assets, liabilities and expenses and therefore, they are not a complete presentation of the financial position and results of operations of the hotel. Please advise us how you consider these financial statements to meet the requirements of Rule 3-05 of Regulation S-X.

Response: The Company concurs the audited financial statements of the Courtyard by Marriott Midtown East do not comply with the requirements of Rule 3-05 of Regulation S-X. However, the Company received a waiver from the requirements of Rule 3-05 from the Commission with respect to this property pursuant to a letter dated August 20, 2004.

Part II, Information Not Required in Prospectus

Item 33, Recent Sales of Unregistered Securities

87.	The reference to the aggregate proceeds of the private offering is inconsistent with the prior paragraph. Please reconcile. In addition, please specify the amount of shares purchased by Marriott.

Response: In response to the Staff’s comments, the Company has revised the Registration Statement to provide the referenced disclosure on page II-1 of Amendment No. 1.

Exhibits

88.	Please file copies of your legal and tax opinions or provide us with drafts of these opinions so that we have an opportunity to review them. Please also file any material agreements required to be filed under Item 601 of Item S-K.

Response: In response to the Staff’s comments, the Company is supplementally providing draft copies of Exhibit 5.1 to the Registration Statement (legality of the securities being issued) and Exhibit 8.1 to the Registration Statement as Annex A and B, respectively, to this Response Letter. In addition, the Company is filing Exhibits 10.4, 10.15 to 10.19, 23.2 and 99.1 with Amendment No. 1 and will file the remainder of the exhibits in a subsequent pre-effective amendment to the Registration Statement.

Securities and Exchange Commission

* * * * *

If you should have any questions regarding Amendment No. 1 or the responses contained in this letter, please do not hesitate to call me at (617) 570-1433 or Suzanne D. Lecaroz at (617) 570-1306.

Sincerely,

/s/ Gilbert G. Menna

Gilbert G. Menna

Enclosures

cc:	William W. McCarten

John L. Williams

Mark W. Brugger

Michael D. Schecter

Sean M. Mahoney

Richard Nadeau

Douglas Sweeney

David C. Wright

Cyane B. Crump

ANNEX A

DRAFT

[Letterhead of Goodwin Procter LLP]

[                     ], 2005

DiamondRock Hospitality Company

10400 Fernwood Road, Suite 300

Bethesda, MD 20817

Re: Legality of Securities to be Registered Under Registration Statement on Form S-11

Ladies and Gentlemen:

This opinion is furnished in our capacity as counsel to DiamondRock Hospitality Company, a Maryland corporation (the “Company”), in connection with the Company’s registration statement on Form S-11 (Registration No. 333-123065) (as amended or supplemented, the “Registration Statement”) filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), to register the sale of up to [            ] shares of common stock, par value $.01 per share, of the Company (the “Shares”), including [            ] Shares which the underwriters have the option to purchase solely for the purpose of covering over-allotments.

In connection with rendering this opinion, we have examined (i) the Amended and Restated Articles of Incorporation of the Company, as amended to date, certified as of a recent date by the State Department of Assessments and Taxation of Maryland, (ii) the Amended and Restated Bylaws of the Company, as amended to date, (iii) such records of the corporate proceedings of the Company as we deemed material, (iv) the Registration Statement and the exhibits thereto, and (v) such other certificates, receipts, records and documents as we considered necessary for the purposes of this opinion. In our examination, we have assumed the genuineness of all signatures, the legal capacity of natural persons, the authenticity of all documents submitted to us as certified, photostatic or facsimile copies, the authenticity of the originals of such copies and the authenticity of telephonic confirmations of public officials and others. As to facts material to our opinion, we have relied upon certificates or telephonic confirmations of public officials and certificates, documents, statements and other information of the Company or representatives or officers thereof.

We are attorneys admitted to practice in The Commonwealth of Massachusetts. We express no opinion concerning the laws of any jurisdictions other than the laws of the United States of America, the Commonwealth of Massachusetts and the Maryland General Corporation Law, and we express no opinion with respect to the blue sky or securities laws of any state, including, without limitation, Massachusetts and Maryland.

DiamondRock Hospitality Company

[                 ], 2005

Based upon the foregoing, we are of the opinion that the Shares are validly issued, fully paid and nonassessable under the Maryland General Corporation Law.

This opinion shall be interpreted in accordance with the Legal Opinion Principles issued by the Committee on Legal Opinions of the American Bar Association’s Business Law Section as published in 53 Business Lawyer 831 (May 1998).

The opinions expressed herein are being furnished to you solely for your benefit in connection with the Registration Statement, and may not be used or relied upon by you for any other purpose, nor may this opinion be quoted from, circulated, relied upon or otherwise referred to, by any other person or entity without our prior written consent.

We hereby consent to being named as counsel to the Company in the Registration Statement, to the reference therein to our firm under the caption “Legal Matters” and to the inclusion of this opinion as an exhibit to the Registration Statement. In giving such consent, we do not thereby admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act.

Sincerely,

GOODWIN PROCTER LLP

ANNEX B

DRAFT

As of     , 2005

DiamondRock Hospitality Company

10400 Fernwood Road

Bethesda, MD 20817

Friedman, Billings, Ramsey & Co., Inc.

1001 N. Nineteenth Street

Arlington, VA 22209

Citigroup Global Markets Inc.

388 / 390 Greenwich Street

New York, NY 10013

Ladies and Gentlemen:

We have acted as counsel for DiamondRock Hospitality Company, a Maryland corporation (the “Company”), in connection with an offering (the “Offering”) of shares of common stock of the Company, par value $0.01 per share, as described in the registration statement on Form S-11 (Registration No. 333-123065) (as amended or supplemented, the “Registration Statement”) filed with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (the “Securities Act”), in connection with the Offering. This opinion letter addresses the Company’s qualification as a real estate investment trust (a “REIT”) under the Internal Revenue Code of 1986, as amended (the “Code”), and the accuracy of certain matters discussed in the Registration Statement under the heading “Federal Income Tax Considerations.”

In rendering the following opinions, we have reviewed and relied upon the Articles of Amendment and Restatement of Articles of Incorporation and Bylaws of the Company dated as of June 25, 2004, the Limited Partnership Agreement of DiamondRock Hospitality Limited Partnership, a Delaware limited partnership (the “Operating Partnership”), dated as of June 4, 2004, and such other records, certificates, and documents as we have deemed necessary or appropriate for purposes of rendering the opinions set forth herein. For purposes of this opinion letter, we have assumed (i) the genuineness of all signatures on documents we have examined, (ii) the authenticity of all documents submitted to us as originals, (iii) the conformity to the original documents of all documents submitted to us as copies, (iv) the conformity, to the extent relevant to our opinions, of final documents to all documents submitted to us as drafts, (v) the authority and capacity of the individual or individuals who executed any such documents on behalf of any person, and (vi) the accuracy and completeness of all records made available to us.

DiamondRock Hospitality Company

Friedman, Billings, Ramsey & Co., Inc.

Citigroup Global Markets Inc.

As of      2005

We also have reviewed and relied upon the representations and covenants of the Company and the Operating Partnership contained in a letter that the Company provided to us in connection with the preparation of this opinion letter (the “REIT Certificate”), and that we have discussed with the Company’s representative, regarding the organization and operations of the Company and the Operating Partnership and other matters affecting the Company’s ability to qualify as a REIT. For purposes of this opinion letter, we assume that each such representation and covenant has been, is and will be true, correct and complete, that the Company, the Operating Partnership and any subsidiaries have been, are and will be owned and operated in accordance with the REIT Certificate and that all representations that speak to the best of the belief and/or knowledge of any person(s) or party(ies), or are subject to similar qualification, have been, are and will continue to be true, correct and complete as if made without such qualification. To the extent such representations and covenants speak to the intended ownership or operations of the Company or the Operating Partnership, we assume that each of the Company and the Operating Partnership will in fact be owned and operated in accordance with such stated intent.

Based upon the foregoing and subject to the limitations set forth herein, we are of the opinion that:

(i) the Company has been and is organized in conformity with the requirements for qualification and taxation as a REIT under the Code and its prior and proposed ownership and operations as described in the REIT Certificate will allow the Company to satisfy the requirements for qualification and taxation as a REIT under the Code commencing with the Company’s taxable year ending December 31, 2005 and for subsequent taxable years; and

(ii) the statements set forth under the heading “Certain Federal Income Tax Considerations” in the Registration Statement, insofar as such statements constitute matters of law, summaries of legal matters, legal documents, contracts or legal proceedings, or legal conclusions, are correct in all material respects and do not omit to state a matter of law necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

*         *         *        *         *

We express no opinion other than the opinions expressly set forth herein. Our opinions are not binding on the Internal Revenue Service, and the Internal Revenue Service or a court may disagree with our conclusions. Our opinions are based upon the Code, the Income Tax Regulations and Procedure and Administration Regulations promulgated thereunder and existing administrative and judicial interpretations thereof, all as in effect as of the date of this opinion letter. Changes in applicable law could cause the federal income tax treatment of the Company

DiamondRock Hospitality Company

Friedman, Billings, Ramsey & Co., Inc.

Citigroup Global Markets Inc.

As of      2005

to differ materially and adversely from the treatment described above and render the tax discussion in the Registration Statement incorrect or incomplete.

We hereby consent to the filing of this opinion letter as an exhibit to the Registration Statement. We also consent to the references to Goodwin Procter LLP under the caption “Federal Income Tax Considerations” in the Registration Statement. In giving this consent, we do not hereby admit that we are in the category of persons whose consent is required by Section 7 of the Securities Act or the rules and regulations promulgated thereunder by the SEC.

This opinion shall be interpreted in accordance with the Legal Opinion Principles issued by the Committee on Legal Opinions of the American Bar Association’s Business Law Section as published in 53 Business Lawyer 831 (May 1998).

We are rendering this opinion letter to you in connection with the Offering and this opinion letter may not be relied upon by any other person or for any other purpose without our prior written consent.

Very truly yours,

Goodwin Procter LLP

Los Angeles-Long Beach, CA

January 1987 to August 2004

Job Number: 25668 Staff: AR Created: September 23, 2004

SMITH TRAVEL RESEARCH

735 East Main Street
Hendersonville, TN 37075
tel. 615.824.8664 x501
fax 615.824.3848
www.smithtravelresearch.com
e-mail: trend@smithtravelresearch.com

Tab 3—Percent Change from Previous Year—Detail by Measure

[STR Logo appears here]

Los Angeles-Long Beach, CA

Job Number:  25668     Staff:  AR    Created:  September 23, 2004

Occupancy
	January	February	March	April	May	June	July	August	September	October	November	December	Total Year	Aug YTD
1988	-5.9	-7.1	1.2	-1.3	-2.3	-0.3	-1.1	-0.5	1.7	0.3	-1.4	-1.8	-1.5	-2.1
1989	-3.4	4.1	-1.4	-1.9	0.0	1.8	-2.4	-0.9	-2.7	-3.1	-3.1	-4.6	-1.5	-0.6
1990	-4.2	-3.3	-2.1	-5.6	-4.7	-4.1	-4.2	-6.2	-2.6	-3.9	-4.9	-4.3	-4.2	-4.3
1991	-5.3	-14.9	-14.3	-7.5	-7.3	-7.5	-6.9	-2.9	-10.5	-4.7	-5.4	-4.3	-7.7	-8.3
1992	-6.2	1.2	-1.8	-3.9	-10.6	-7.0	-5.0	-7.7	-4.3	-8.0	-9.1	-6.4	-5.8	-5.3
1993	3.5	-1.0	-2.0	-7.1	0.8	-3.0	-0.6	2.1	-1.3	-0.3	5.6	3.0	-0.1	-0.9
1994	-0.7	13.5	7.2	10.5	10.6	5.8	9.4	2.4	4.8	11.3	4.0	6.4	7.0	7.1
1995	3.4	-8.6	1.6	-0.4	3.4	-0.4	-3.3	2.6	1.8	-3.0	1.6	-2.1	-0.3	-0.2
1996	-0.9	1.7	3.9	8.9	2.3	7.6	6.7	2.3	5.5	4.8	2.2	7.9	4.3	4.1
1997	5.4	7.2	5.0	0.9	1.8	4.0	0.6	4.7	5.8	3.0	2.0	0.5	3.4	3.6
1998	2.8	0.1	-1.2	3.6	0.0	-1.8	1.1	-2.9	-0.2	3.0	4.3	-1.2	0.6	0.1
1999	-0.5	3.4	0.7	-0.7	1.4	0.7	3.7	0.8	-3.3	0.9	1.0	4.7	1.0	1.2
2000	-1.7	5.6	6.5	5.6	9.0	11.3	1.9	4.1	8.4	5.6	6.6	3.2	5.5	5.3
2001	6.2	-0.8	-0.4	-3.8	-6.3	-6.6	-3.0	-2.3	-20.5	-20.8	-17.0	-12.9	-7.5	-2.3
2002	-8.3	-10.0	-9.9	-5.5	-3.8	-5.4	-4.8	-5.6	9.0	13.9	7.9	6.0	-2.0	-6.6
2003	1.7	3.2	-1.7	-1.7	1.0	-0.5	4.4	3.0	3.1	7.0	7.2	10.8	3.0	1.2
2004	9.4	10.2	10.9	11.6	5.3	7.9	7.1	5.5						8.3

Avg	-0.3	0.3	0.1	0.1	0.0	0.2	0.2	-0.1	-0.3	0.4	0.1	0.3	-0.4	0.0

ADR
	January	February	March	April	May	June	July	August	September	October	November	December	Total Year	Aug YTD
1988	1.0	4.4	5.8	6.0	5.0	4.4	1.9	2.4	1.3	6.2	5.4	4.1	3.9	3.8
1989	6.1	3.2	4.0	3.4	3.0	5.9	6.7	6.2	5.3	2.5	3.8	5.4	4.7	4.9
1990	4.4	7.6	5.3	3.8	4.3	5.4	4.6	1.8	2.6	7.4	5.6	3.9	4.7	4.6
1991	-1.2	-2.9	-1.4	-0.1	-1.3	-2.7	-1.4	-0.8	-1.3	-2.7	-2.2	1.2	-1.5	-1.5
1992	2.1	0.8	-1.0	-0.3	-0.5	0.3	-2.0	-1.8	0.0	-3.2	-0.7	-2.4	-0.7	-0.3
1993	4.7	2.1	-0.4	-3.0	-2.0	-1.7	-1.1	2.2	-3.4	-0.9	0.3	-1.8	-0.3	0.2
1994	-8.1	-3.3	-0.7	1.4	4.9	3.7	15.0	1.0	1.7	9.3	0.8	2.4	2.3	1.7
1995	3.9	2.5	4.2	2.5	3.7	-0.6	-9.5	4.8	4.9	-1.4	2.9	3.6	1.6	1.2
1996	2.4	4.0	5.0	7.4	2.9	6.6	6.2	2.3	5.4	5.8	3.5	6.3	4.7	4.5
1997	7.3	8.9	7.8	5.9	3.8	5.7	7.1	8.8	8.1	4.8	9.3	6.7	7.0	6.9
1998	9.2	8.2	9.2	9.4	12.8	7.5	7.9	5.8	7.6	7.2	4.7	4.8	7.9	8.7
1999	4.6	4.6	1.9	2.9	2.1	4.7	4.2	4.7	-0.6	5.3	4.6	9.7	3.9	3.7
2000	2.0	5.9	3.4	6.1	6.1	6.6	4.8	13.1	7.4	5.7	5.7	-0.1	5.7	6.1
2001	4.0	2.3	3.9	0.2	2.8	1.6	2.6	-5.1	-5.6	-7.0	-7.1	-5.8	-0.8	1.4
2002	-1.7	-3.0	-4.9	-3.1	-2.6	-3.0	-3.6	-4.2	4.1	4.8	1.1	1.0	-1.8	-3.3
2003	-1.7	-3.5	-1.3	-2.4	-1.8	-2.8	-0.9	-1.5	-1.0	-0.7	0.3	1.2	-1.4	-2.0
2004	0.0	9.4	3.9	3.9	3.8	5.8	7.7	9.6						5.6

Avg	2.3	3.0	2.6	2.6	2.8	2.8	3.0	2.9	2.3	2.7	2.4	2.5	2.5	2.7

RevPAR
	January	February	March	April	May	June	July	August	September	October	November	December	Total Year	Aug YTD
1988	-4.9	-3.0	7.0	4.7	2.5	4.1	0.8	1.9	3.0	6.6	3.9	2.2	2.4	1.7
1989	2.5	7.4	2.6	1.4	3.0	7.8	4.2	5.2	2.4	-0.7	0.5	0.5	3.1	4.2
1990	0.0	4.0	3.2	-2.1	-0.6	1.1	0.1	-4.5	0.0	3.2	0.4	-0.6	0.3	0.1
1991	-6.4	-17.4	-15.5	-7.6	-8.6	-10.0	-8.3	-3.6	-11.6	-7.3	-7.4	-3.2	-9.0	-9.7
1992	-4.1	2.0	-2.7	-4.1	-11.1	-6.7	-6.9	-9.4	-4.3	-11.0	-9.7	-8.7	-6.5	-5.6
1993	8.4	1.1	-2.5	-9.9	-1.2	-4.7	-1.6	4.3	-4.7	-1.2	5.9	1.1	-0.4	-0.7
1994	-8.7	9.7	6.4	12.1	16.0	9.7	25.8	3.5	6.6	21.7	4.8	9.0	9.5	8.9
1995	7.5	-6.4	5.8	2.1	7.3	-1.0	-12.4	7.5	6.8	-4.4	4.5	1.4	1.3	1.0
1996	1.5	5.8	9.1	17.0	5.3	14.6	13.4	4.7	11.2	10.9	5.8	14.7	9.3	8.8
1997	13.1	16.8	13.2	6.8	5.7	10.0	7.8	13.9	14.4	7.9	11.4	7.2	10.6	10.8
1998	12.2	8.3	7.8	13.3	12.8	5.6	9.1	2.7	7.4	10.4	9.3	3.6	8.5	8.8
1999	4.1	8.2	2.6	2.2	3.4	5.5	8.1	5.5	-3.9	6.2	5.6	14.9	5.0	4.9
2000	0.2	11.8	10.0	12.1	15.7	18.6	6.8	17.8	16.4	11.6	12.6	3.1	11.6	11.8
2001	10.5	1.4	3.5	-3.6	-3.7	-5.1	-0.4	-7.3	-25.0	-26.3	-22.9	-17.9	-8.2	-1.0
2002	-9.8	-12.6	-14.3	-8.4	-6.3	-8.2	-8.2	-9.5	13.5	19.4	9.1	7.0	-3.7	-9.7
2003	0.0	-0.4	-3.0	-4.1	-0.8	-3.3	3.5	1.4	2.0	6.3	7.5	12.1	1.6	-0.8
2004	9.3	20.6	15.3	15.9	9.2	14.2	15.4	15.7						14.4

Avg	2.1	3.4	2.9	2.8	2.9	3.1	3.4	2.9	2.1	3.3	2.6	2.9	2.2	2.8

Supply
	January	February	March	April	May	June	July	August	September	October	November	December	Total Year	Aug YTD
1988	4.3	3.7	4.0	3.9	4.2	5.0	5.1	5.3	4.9	4.7	4.5	4.7	4.5	4.4
1989	4.9	5.4	5.2	5.7	5.1	4.8	4.1	4.0	4.5	4.4	4.7	4.3	4.7	4.9
1990	5.1	4.8	4.8	4.3	5.1	4.3	4.6	5.0	4.7	4.8	4.7	4.8	4.8	4.8
1991	3.6	3.4	3.0	2.9	2.2	2.4	2.2	1.9	2.1	1.8	1.8	1.9	2.4	2.7
1992	2.7	2.5	2.8	2.9	3.0	2.9	2.9	2.7	2.2	2.2	2.0	2.4	2.6	2.8
1993	1.7	1.8	1.2	0.7	0.1	0.1	0.2	0.2	0.2	0.1	0.0	-0.9	0.4	0.8
1994	-1.4	-1.8	-1.4	-1.0	-0.3	-0.5	-0.7	-0.6	-0.6	-0.5	-0.5	-0.8	-0.8	-0.9
1995	-0.1	0.0	0.1	0.1	-0.2	-0.6	-0.3	-0.3	-0.5	-0.8	-1.0	-0.8	-0.4	-0.1
1996	-0.6	-0.3	-0.7	-0.7	-0.7	0.0	-0.6	-0.6	-0.4	-0.1	0.4	0.5	-0.3	-0.5
1997	0.2	0.4	0.6	0.6	0.6	0.1	0.4	0.4	0.4	0.5	0.2	0.5	0.4	0.4
1998	0.4	0.4	0.4	0.4	0.8	1.3	1.4	1.4	0.9	0.9	0.9	1.3	0.9	0.8
1999	1.5	1.5	1.0	1.0	0.8	0.4	0.4	0.5	0.9	1.2	1.3	0.1	0.9	0.9
2000	-0.4	-0.3	0.4	0.3	0.3	0.2	0.5	0.5	0.8	-0.2	-0.4	0.2	0.2	0.2
2001	0.6	0.5	0.3	0.5	0.3	1.3	0.9	1.0	0.8	1.6	1.4	2.2	0.9	0.7
2002	2.1	2.0	2.1	2.2	2.5	1.6	1.8	1.6	1.4	1.6	1.8	1.1	1.8	2.0
2003	1.1	1.1	1.0	0.8	0.7	0.7	0.8	0.8	1.0	0.5	0.5	0.3	0.8	0.9
2004	0.4	0.3	0.3	0.1	0.2	0.2	-0.1	0.0						0.2

Avg	1.5	1.5	1.5	1.5	1.5	1.4	1.4	1.4	1.5	1.4	1.4	1.4	1.5	1.5

Demand
	January	February	March	April	May	June	July	August	September	October	November	December	Total Year	Aug YTD
1988	-1.8	-3.7	5.2	2.6	1.7	4.7	4.0	4.7	6.7	5.0	3.0	2.8	3.0	2.3
1989	1.4	9.7	3.8	3.7	5.0	6.7	1.6	3.0	1.6	1.2	1.4	-0.5	3.2	4.2
1990	0.8	1.3	2.7	-1.6	0.2	0.1	0.2	-1.5	2.0	0.7	-0.5	0.3	0.4	0.2
1991	-1.9	-12.0	-11.8	-4.7	-5.3	-5.4	-4.9	-1.1	-8.6	-3.0	-3.6	-2.5	-5.4	-5.8
1992	-3.6	3.8	1.0	-1.1	-7.9	-4.3	-2.3	-5.2	-2.2	-6.0	-7.3	-4.2	-3.4	-2.6
1993	5.3	0.8	-0.8	-6.4	0.9	-2.9	-0.4	2.3	-1.2	-0.3	5.6	2.1	0.4	-0.1
1994	-2.0	11.5	5.7	9.4	10.3	5.3	8.7	1.8	4.1	10.7	3.4	5.5	6.1	6.1
1995	3.3	-8.6	1.7	-0.2	3.2	-0.9	-3.6	2.2	1.3	-3.8	0.6	-2.9	-0.6	-0.4
1996	-1.5	1.4	3.2	8.2	1.6	7.5	6.0	1.7	5.0	4.6	2.7	8.5	4.0	3.5
1997	5.6	7.6	5.6	1.5	2.4	4.1	1.0	5.1	6.3	3.5	2.2	1.0	3.8	4.0
1998	3.3	0.5	-0.9	4.0	0.8	-0.5	2.6	-1.5	0.7	3.9	5.2	0.1	1.5	0.9
1999	1.0	4.9	1.7	0.3	2.2	1.2	4.1	1.3	-2.5	2.1	2.3	4.8	1.9	2.1
2000	-2.1	5.4	6.8	5.9	9.3	11.5	2.4	4.6	9.2	5.4	6.1	3.5	5.7	5.5
2001	6.8	-0.3	-0.1	-3.4	-6.0	-5.4	-2.1	-1.3	-19.9	-19.5	-15.8	-10.9	-6.6	-1.7
2002	-6.3	-8.1	-8.0	-3.4	-1.4	-3.9	-3.0	-4.0	10.6	15.7	9.9	7.1	-0.2	-4.8
2003	2.9	4.3	-0.7	-0.8	1.7	0.3	5.3	3.8	4.1	7.5	7.7	11.0	3.8	2.1
2004	9.8	10.5	11.2	11.7	5.4	8.1	7.0	5.5						8.5

Avg	1.2	1.7	1.6	1.5	1.4	1.5	1.6	1.3	1.1	1.7	1.4	1.6	1.1	1.4

Revenue
	January	February	March	April	May	June	July	August	September	October	November	December	Total Year	Aug YTD
1988	-0.8	0.6	11.3	8.8	6.8	9.3	6.0	7.2	8.1	11.5	8.6	7.0	7.1	6.2
1989	7.6	13.2	7.9	7.2	8.2	12.9	8.5	9.4	7.0	3.7	5.3	4.9	8.0	9.3
1990	5.2	9.1	8.2	2.1	4.5	5.4	4.8	0.3	4.7	8.1	5.1	4.2	5.1	4.8
1991	-3.0	-14.6	-13.0	-4.8	-6.6	-7.9	-6.3	-1.8	-9.7	-5.6	-5.7	-1.3	-6.8	-7.3
1992	-1.5	4.6	0.0	-1.4	-8.3	-4.0	-4.2	-6.9	-2.2	-9.0	-7.9	-6.5	-4.1	-2.9
1993	10.3	3.0	-1.2	-9.2	-1.1	-4.6	-1.4	4.6	-4.5	-1.2	5.9	0.2	0.0	0.1
1994	-10.0	7.8	5.0	11.0	15.7	9.2	25.0	2.8	5.9	21.0	4.2	8.1	8.6	7.9
1995	7.4	-6.3	5.9	2.3	7.1	-1.6	-12.7	7.2	6.3	-5.1	3.5	0.6	0.9	0.9
1996	0.8	5.4	8.3	16.2	4.6	14.6	12.6	4.0	10.7	10.7	6.2	15.3	8.9	8.2
1997	13.3	17.2	13.8	7.4	6.3	10.1	8.2	14.3	14.9	8.4	11.6	7.7	11.1	11.2
1998	12.7	8.7	8.2	13.8	13.7	7.0	10.6	4.1	8.4	11.4	10.2	4.9	9.4	9.7
1999	5.6	9.7	3.6	3.2	4.3	6.0	8.4	6.1	-3.1	7.4	7.1	15.0	5.9	5.8
2000	-0.1	11.5	10.4	12.4	16.0	18.8	7.4	18.3	17.3	11.4	12.2	3.4	11.7	12.0
2001	11.1	1.9	3.8	-3.2	-3.4	-3.9	0.5	-6.4	-24.4	-25.1	-21.8	-16.1	-7.3	-0.3
2002	-7.9	-10.9	-12.4	-6.4	-4.0	-6.7	-6.5	-8.0	15.1	21.3	11.1	8.2	-2.0	-7.9
2003	1.1	0.7	-2.0	-3.3	-0.1	-2.6	4.3	2.2	3.0	6.7	8.0	12.4	2.3	0.1
2004	9.8	20.9	15.6	16.0	9.4	14.4	15.3	15.6						14.6

Avg	3.6	4.9	4.3	4.2	4.3	4.5	4.7	4.3	3.6	4.7	4.0	4.3	3.7	4.3

No representation is made as to the completeness or accuracy of the information in this report. The information is in no way to be construed as a recommendation by Smith Travel Research of any industry standard and is intended solely for the internal purposes of your company. It should not be published in any manner unless authorized by Smith Travel Research. A blank row indicates insufficient data. Copyright © 2004 Smith Travel Research, Inc. All rights reserved.